STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance – December 31, 2021 at Mar. 31, 2021
Ending balance, shares at Mar. 31, 2021
Balance – March 8, 2021 (Inception) at Mar. 07, 2021
Beginning balance, shares at Mar. 07, 2021
Net loss
Balance – December 31, 2021 at Mar. 31, 2021
Ending balance, shares at Mar. 31, 2021
Balance – March 8, 2021 (Inception) at Mar. 07, 2021
Beginning balance, shares at Mar. 07, 2021
Common stock issued to initial stockholders	[1],[2]	$ 287	24,713		25,000
Common stock issued to initial stockholders, shares	[1],[2]	2,874,999
Net loss				(11,769)	(11,769)
Balance – December 31, 2021 at Dec. 31, 2021		$ 287	24,713	(11,769)	13,231
Ending balance, shares at Dec. 31, 2021		2,874,999
Balance – March 8, 2021 (Inception) at Mar. 31, 2021
Beginning balance, shares at Mar. 31, 2021
Net loss
Balance – December 31, 2021 at Jun. 30, 2021
Ending balance, shares at Jun. 30, 2021
Balance – March 8, 2021 (Inception) at Mar. 31, 2021
Beginning balance, shares at Mar. 31, 2021
Balance – December 31, 2021 at Sep. 30, 2021
Ending balance, shares at Sep. 30, 2021
Balance – March 8, 2021 (Inception) at Mar. 31, 2021
Beginning balance, shares at Mar. 31, 2021
Balance – December 31, 2021 at Mar. 31, 2022		$ 287	24,713	(11,769)	13,231
Ending balance, shares at Mar. 31, 2022		2,874,999
Balance – March 8, 2021 (Inception) at Jun. 30, 2021
Beginning balance, shares at Jun. 30, 2021
Net loss
Balance – December 31, 2021 at Sep. 30, 2021
Ending balance, shares at Sep. 30, 2021
Balance – December 31, 2021 at Dec. 31, 2021		$ 287	24,713	(11,769)	13,231
Ending balance, shares at Dec. 31, 2021		2,874,999
Net loss
Balance – December 31, 2021 at Mar. 31, 2022		$ 287	24,713	(11,769)	13,231
Ending balance, shares at Mar. 31, 2022		2,874,999
Net loss				(20,219)	(20,219)
Balance – December 31, 2021 at Jun. 30, 2022		$ 321		(3,475,888)	(3,475,567)
Ending balance, shares at Jun. 30, 2022		3,218,499
Balance – March 8, 2021 (Inception) at Mar. 31, 2022		$ 287	24,713	(11,769)	13,231
Beginning balance, shares at Mar. 31, 2022		2,874,999
Balance – December 31, 2021 at Sep. 30, 2022		$ 321		(3,747,597)	(3,747,276)
Ending balance, shares at Sep. 30, 2022		3,218,499
Balance – March 8, 2021 (Inception) at Jun. 30, 2022		$ 321		(3,475,888)	(3,475,567)
Beginning balance, shares at Jun. 30, 2022		3,218,499
Net loss				248,109	248,109
Balance – December 31, 2021 at Sep. 30, 2022		$ 321		$ (3,747,597)	$ (3,747,276)
Ending balance, shares at Sep. 30, 2022		3,218,499

[1]	Includes up to 375,000 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).
[2]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 8).